Shareholders equity - Share warrants (Details)																								12 Months Ended
	Dec. 15, 2023 EUR (€) € / shares	Dec. 15, 2023 EUR (€) shares € / shares	Dec. 15, 2023 EUR (€) € / shares	Dec. 15, 2023 EUR (€) item € / shares	May 25, 2023 EUR (€) item € / shares shares	Dec. 08, 2022 EUR (€)	Dec. 08, 2022 EUR (€) shares	Dec. 08, 2022 EUR (€)	Dec. 08, 2021 EUR (€)	Dec. 08, 2021 EUR (€) shares	Dec. 08, 2021 EUR (€)	Dec. 08, 2021 EUR (€) € / shares	Aug. 12, 2021 € / shares	Jun. 28, 2021 shares	Apr. 16, 2021 EUR (€) € / shares	Apr. 16, 2021 EUR (€) shares € / shares	Apr. 16, 2021 EUR (€) € / shares	Apr. 16, 2021 EUR (€) € / shares	Apr. 16, 2021 EUR (€) item € / shares	Mar. 09, 2020 EUR (€) item € / shares	Aug. 28, 2019 € / shares	Jun. 28, 2019 item € / shares	Dec. 14, 2018 EUR (€) item € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Nov. 28, 2022 shares	Jun. 26, 2019 EUR (€)
Notes to the consolidated balance sheet
Share based payment expense | €																										€ 122,000
Bonus Share Award Plans [Member]
Notes to the consolidated balance sheet
Outstanding, Beginning balance																									790,600			571,000			29,100
Issued																									1,060,000			373,000			589,000
Exercised/Vesting																									(363,000)						(29,100)
Forfeited/ Lapsed																									(76,786)			(153,400)			(18,000)
Outstanding, Ending balance																									1,410,814			790,600			571,000			29,100
Share based payment expense | €																										€ 3,020,000,000			€ 1,452,000				€ 1,231,000	€ 920,000
Number of bonus shares forfeited																									76,786			153,400			18,000
Number of equity instruments granted																									1,060,000			373,000			589,000
AGA 2019-1 [Member]
Notes to the consolidated balance sheet
Stock price at grant date (in euros)																					€ 2.00
Outstanding, Beginning balance																															29,100
Exercised/Vesting														(29,100)																	(29,100)
Forfeited/ Lapsed																									(18,000)
Outstanding, Ending balance																																		29,100
Number of bonus shares forfeited																									18,000
Number of new shares issued upon vesting																															29,100
AGA 2021 [Member]
Notes to the consolidated balance sheet
Issued																466,000	466,000
Number of shares per AGA | shares																1
Vesting and holding period (year)															3 years
Number of equity instruments granted																466,000	466,000
AGA 2021 [Member] | Maximum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €															€ 11.3	€ 11.3	€ 11.3	€ 11.3	€ 11.3
AGA 2021 [Member] | Minimum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €															€ 9.8	€ 9.8	€ 9.8	€ 9.8	€ 9.8
AGA 2021 [Member] | Employees
Notes to the consolidated balance sheet
Potential new shares | shares																														589,000	589,000	589,000	589,000
AGA 2021-1
Notes to the consolidated balance sheet
Stock price at grant date (in euros)																		€ 11.30
Exercise price (in euros)																								€ 11.30	€ 11.30	€ 11.30
Outstanding, Beginning balance																									340,800			448,000
Issued																															466,000
Forfeited/ Lapsed																												(107,200)			(18,000)
Forfeited/lapsed																									(43,201)
Outstanding, Ending balance																									297,599			340,800			448,000
Number of bonus shares forfeited																												107,200			18,000
Number of equity instruments granted																															466,000
Number of shares forfeited due to departure of employees																												22,000
Number of shares forfeited due to recruitments conditions not reached																												85,200
Instruments lapsed																									8,932
AGA 2021-1 | Based On Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(13,719)
Number of bonus shares forfeited																									13,719
AGA 2021-1 | Based On Non-Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(20,550)
Number of bonus shares forfeited																									20,550
AGA 2021-bis
Notes to the consolidated balance sheet
Stock price at grant date (in euros)												€ 12.20	€ 12.20
Exercise price (in euros)																								12.20	€ 12.20	12.20
Outstanding, Beginning balance																									76,800			123,000
Issued										123,000	123,000																				123,000
Forfeited/ Lapsed																												(46,200)
Forfeited/lapsed																									(11,585)
Outstanding, Ending balance																									65,215			76,800			123,000
Number of shares per AGA | shares										1
Vesting and holding period (year)									3 years
Number of bonus shares forfeited																												46,200
Number of equity instruments granted										123,000	123,000																				123,000
Number of shares forfeited due to departure of employees																												27,000
Number of shares forfeited due to recruitments conditions not reached																												19,200
Instruments lapsed																									4,000
AGA 2021-bis | Maximum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €									€ 12.2	€ 12.2	€ 12.2	€ 12.2
AGA 2021-bis | Minimum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €									€ 11.4	€ 11.4	€ 11.4	€ 11.4
AGA 2021-bis | Based On Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(3,035)
Number of bonus shares forfeited																									3,035
AGA 2021-bis | Based On Non-Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(4,550)
Number of bonus shares forfeited																									4,550
AGA 2022
Notes to the consolidated balance sheet
Stock price at grant date (in euros)												€ 4.18
Exercise price (in euros)																								4.18	€ 4.18	4.18
Outstanding, Beginning balance																									373,000
Issued							373,000	373,000																				373,000
Exercised/Vesting																									(363,000)
Forfeited/lapsed																									(10,000)
Outstanding, Ending balance																												373,000
Number of shares per AGA | shares							1
Vesting and holding period (year)						1 year
Number of equity instruments granted							373,000	373,000																				373,000
Fair value per AGA at grant date | €						€ 4.18	€ 4.18	€ 4.18
Instruments lapsed																									10,000
AGA Plan 2023-1
Notes to the consolidated balance sheet
Exercise price (in euros)																								2.60	€ 2.60	2.60
Issued					300,000																				300,000
Outstanding, Ending balance																									300,000
Number of shares per AGA | shares					1
Vesting and holding period (year)					4 years
Number of equity instruments granted					300,000																				300,000
Fair value per AGA at grant date | €					€ 2.60
AGA 2023-2
Notes to the consolidated balance sheet
Exercise price (in euros)																								€ 3.90	€ 3.90	€ 3.90
Issued		760,000	760,000																						760,000
Forfeited/lapsed																									(12,000)
Outstanding, Ending balance																									748,000
Number of shares per AGA | shares		1
Vesting and holding period (year)	1 year
Number of equity instruments granted		760,000	760,000																						760,000
Fair value per AGA at grant date | €	€ 3.9	€ 3.9	€ 3.9	€ 3.9
Instruments lapsed																									12,000
PAGUP
Notes to the consolidated balance sheet
Issued																									300,000
Outstanding, Ending balance																									300,000
Number of equity instruments granted																									300,000
PAGUP 2023
Notes to the consolidated balance sheet
Reference price																																€ 2.60
Issued					300,000																				300,000
Outstanding, Ending balance																									300,000
Number of shares per AGA | shares					1
Vesting and holding period (year)					4 years
Number of equity instruments granted					300,000																				300,000
Fair value per AGA at grant date | €					€ 2.60
BSPCE and BSA Share Warrants
Notes to the consolidated balance sheet
Outstanding, Beginning balance																									806,800			930,800			310,800
Issued																									30,000						650,000
Forfeited/ Lapsed																									(60,467)			(124,000)			(30,000)
Outstanding, Ending balance																									776,333			806,800			930,800			310,800
Number of exercisable shares																								732,000	732,000	732,000	298,800	298,800	298,800	286,800	286,800	286,800	286,800
Share based payment expense | €																										€ 827,000			€ 765,000				€ 859,000
Number of bonus shares forfeited																									60,467			124,000			30,000
Number of equity instruments granted																									30,000						650,000
Potential new shares | shares																								776,333	776,333	776,333	806,800	806,800	806,800	930,800	930,800	930,800	930,800
BSA plans
Notes to the consolidated balance sheet
Outstanding, Beginning balance																									318,000			322,000			302,000
Issued																									30,000						50,000
Forfeited/ Lapsed																									(1,667)			(4,000)			(30,000)
Outstanding, Ending balance																								318,000	346,333			318,000			322,000			302,000
Number of exercisable shares																								302,000	302,000	302,000	290,000	290,000	290,000	278,000	278,000	278,000	278,000
Number of bonus shares forfeited																									1,667			4,000			30,000
Number of equity instruments granted																									30,000						50,000
BSA - 2017 plan
Notes to the consolidated balance sheet
Exercise price (in euros)																								€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance																									130,000			130,000			130,000
Outstanding, Ending balance																									130,000			130,000			130,000			130,000
Number of exercisable shares																								130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000	130,000
BSA - 2018 plan
Notes to the consolidated balance sheet
Exercise price (in euros)																							€ 6.067	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07	€ 6.07
Outstanding, Beginning balance																									116,000			116,000			116,000
Issued | item																							126,000
Outstanding, Ending balance																									116,000			116,000			116,000			116,000
Number of exercisable shares																								116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000	116,000
Number of equity instruments granted | item																							126,000
Fair value per AGA at grant date | €																							€ 1.98
BSA - 2018 plan | Maximum
Notes to the consolidated balance sheet
Vesting and holding period (year)																							3 years
BSA - 2018 plan | Minimum
Notes to the consolidated balance sheet
Vesting and holding period (year)																							1 year
BSA - 2019 plan
Notes to the consolidated balance sheet
Exercise price (in euros)																						€ 2.20		€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20	€ 2.20
Outstanding, Beginning balance																									10,000			10,000			10,000
Issued | item																						10,000
Outstanding, Ending balance																									10,000			10,000			10,000			10,000
Number of exercisable shares																								10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Vesting and holding period (year)																						1 year
Number of equity instruments granted | item																						10,000
Fair value per AGA at grant date | €																																				€ 0.48
BSA 2019 bis
Notes to the consolidated balance sheet
Exercise price (in euros)																				€ 3.68				€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance																									10,000			10,000			10,000
Issued | item																				10,000
Outstanding, Ending balance																									10,000			10,000			10,000			10,000
Number of exercisable shares																								10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Vesting and holding period (year)																				1 year
Number of equity instruments granted | item																				10,000
Fair value per AGA at grant date | €																				€ 0.90
BSA 2019 ter
Notes to the consolidated balance sheet
Exercise price (in euros)																				€ 3.68				€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68	€ 3.68
Outstanding, Beginning balance																									36,000			36,000			36,000
Issued | item																				36,000
Outstanding, Ending balance																									36,000			36,000			36,000			36,000
Number of exercisable shares																								36,000	36,000	36,000	24,000	24,000	24,000	12,000	12,000	12,000	12,000
Number of equity instruments granted | item																				36,000
Fair value per AGA at grant date | €																				€ 0.90
BSA 2019 ter | Maximum
Notes to the consolidated balance sheet
Vesting and holding period (year)																				3 years
BSA 2019 ter | Minimum
Notes to the consolidated balance sheet
Vesting and holding period (year)																				1 year
BSA 2021
Notes to the consolidated balance sheet
Exercise price (in euros)															€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Issued | item																			50,000
Forfeited/ Lapsed																									(1,667)
Vesting and holding period (year)															3 years
Number of bonus shares forfeited																									1,667
Number of equity instruments granted | item																			50,000
BSA 2021 | Maximum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €															€ 3.2	€ 3.2	€ 3.2	€ 3.2	€ 3.2
BSA 2021 | Minimum
Notes to the consolidated balance sheet
Fair value per AGA at grant date | €															€ 3.0	€ 3.0	€ 3.0	€ 3.0	€ 3.0
BSA - Plan 2021-1
Notes to the consolidated balance sheet
Exercise price (in euros)																								€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance																									16,000			20,000
Issued																															50,000
Forfeited/ Lapsed																									(1,667)			(4,000)			(30,000)
Outstanding, Ending balance																									14,333			16,000			20,000
Number of bonus shares forfeited																									1,667			4,000			30,000
Number of equity instruments granted																															50,000
BSA - Plan 2021-1 | ISLS Consulting
Notes to the consolidated balance sheet
Forfeited/ Lapsed																															(30,000)
Number of bonus shares forfeited																															30,000
BSA 2022
Notes to the consolidated balance sheet
Exercise price (in euros)																								€ 4.02	€ 4.02	€ 4.02
Issued																									2,266,023
Number of share warrants outstanding | shares																								2,266,023	2,266,023	2,266,023	2,266,023	2,266,023	2,266,023						2,266,023
Number of equity instruments granted																									2,266,023
BSA 2023 plan
Notes to the consolidated balance sheet
Exercise price (in euros)					€ 2.51																			€ 2.51	€ 2.51	€ 2.51
Issued					10,000																				10,000
Outstanding, Ending balance																									10,000
Vesting and holding period (year)					2 years 10 months 24 days
Number of equity instruments granted					10,000																				10,000
Fair value per AGA at grant date | €					€ 1.89
BSA- 2 2023 plan
Notes to the consolidated balance sheet
Exercise price (in euros)	€ 3.91	€ 3.91	€ 3.91	€ 3.91																				€ 3.91	€ 3.91	€ 3.91
Issued				20,000																					20,000
Outstanding, Ending balance																									20,000
Vesting and holding period (year)	2 years 3 months 18 days
Number of equity instruments granted				20,000																					20,000
Fair value per AGA at grant date | €	€ 2.67	€ 2.67	€ 2.67	€ 2.67
BSPCE plans
Notes to the consolidated balance sheet
Outstanding, Beginning balance																								480,088	488,800		600,088	608,800			8,800
Issued																															600,000
Forfeited/ Lapsed																									(58,800)			(120,000)
Outstanding, Ending balance																									430,000		480,088	488,800		600,088	608,800			8,800
Number of exercisable shares																								430,000	430,000	430,000	8,800	8,800	8,800	8,800	8,800	8,800	8,800
Number of bonus shares forfeited																									58,800			120,000
Number of equity instruments granted																															600,000
Potential new shares | shares																								430,000	430,000	430,000	488,800	488,800	488,800	608,800	608,800	608,800	608,800
BSPCE - 2013 Plan
Notes to the consolidated balance sheet
Exercise price (in euros)																								€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance																									8,800			8,800			8,800
Forfeited/ Lapsed																									(8,800)
Outstanding, Ending balance																												8,800			8,800			8,800
Number of exercisable shares																											8,800	8,800	8,800	8,800	8,800	8,800	8,800
Number of bonus shares forfeited																									8,800
BSPCE 2021
Notes to the consolidated balance sheet
Exercise price (in euros)															€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74					€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74	€ 11.74
Outstanding, Beginning balance																									480,000			600,000
Issued																	600,000														600,000
Forfeited/ Lapsed																									(50,000)			(120,000)
Outstanding, Ending balance																									430,000			480,000			600,000
Number of exercisable shares																								430,000	430,000	430,000
Number of bonus shares forfeited																									50,000			120,000
Number of equity instruments granted																	600,000														600,000
BSPCE 2021 | Based On Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(30,000)
Number of bonus shares forfeited																									30,000
BSPCE 2021 | Based On Non-Market Condition
Notes to the consolidated balance sheet
Forfeited/ Lapsed																									(20,000)
Number of bonus shares forfeited																									20,000